ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED LIABILITIES
ACCRUED LIABILITIES

20. ACCRUED LIABILITIES

	December 31,
	2013	2012
Accruals for services	9,911	9,963
Accruals for taxes	8,355	6,546
Accrued payroll and vacation	7,247	6,928
Interest payable on debt	1,792	1,582
Accruals for payments to social funds	369	419

Total accrued liabilities	27,674	25,438